issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE SEPARATE ACCOUNT

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
aPRIL 28, 2025
This updating summary prospectus provides updated information about Polaris Choice III, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).

* * * * * * * * * * * *

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
Purchase Payment - The money you give us to buy and invest in the contract.
Secure Value Account - A Fixed Account, available only with election of the Living Benefit, to which we allocate a percentage of every Purchase Payment.
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of Underlying Funds.
Underlying Fund - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Underlying Fund Changes effective on April 28, 2025
•
The SA Allocation Growth Portfolio was renamed SA Allocation Aggressive Portfolio.
•
The SA Allocation Moderate Growth Portfolio was renamed SA Allocation Moderately Aggressive Portfolio.
•
The SA American Century Inflation Protection Portfolio was renamed SA American Century Inflation Managed Portfolio.
•
The SA MFS Blue Chip Growth Portfolio was renamed SA MFS Large Cap Growth Portfolio.
•
The SA Putnam International Growth and Income Portfolio was renamed SA Putnam International Value Portfolio.
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 4 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 7%, as a percentage of each Purchase
Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $7,000 if your maximum withdrawal charge is 7%.
				Expenses – Withdrawal Charges
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
				Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.53%	1.53%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.75%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	2.70%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum charge for the most expensive optional benefit.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,757	Highest Annual Cost: $4,561
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees.
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.

RESTRICTIONS
Investments
•Certain investment options may not be available under your contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
•Your ability to transfer amounts to a Fixed Account option may be restricted.
•We reserve the right to remove or substitute Underlying Funds as investment options.
Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the contract’s optional benefits.
•If you elected an optional Living Benefit:
○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.
○We reserve the right to modify the investment requirement in the future.
○You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.
•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Optional Living Benefits Death Benefits
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
4

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they care compensated.
Payments in Connection with Distribution of the Contract
Exchanges
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

5

Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this Appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	9.15%	5.57%	5.38%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.72%*	7.20%	5.29%	5.27%
	SA Allocation Aggressive Portfolio[1] – Class 3 SunAmerica Asset Management, LLC	1.05%*	13.70%	8.11%	7.54%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	8.09%	4.08%	4.56%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	10.42%	5.69%	5.77%
	SA Allocation Moderately Aggressive Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	1.03%*	11.56%	6.63%	6.46%
	SA American Funds Asset Allocation Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.80%*	16.19%	8.04%	8.03%
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.97%*	9.27%	6.05%	5.98%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	7.35%	5.77%	6.09%
	SAM (“Strategic Asset Management”) Balanced Portfolio[4] – Class 2 Principal Global Investors, LLC	0.95%	12.38%	6.48%	6.52%
	SAM (“Strategic Asset Management”) Conservative Balanced Portfolio[4] – Class 2 Principal Global Investors, LLC	0.92%	8.69%	4.39%	4.89%
	SAM (“Strategic Asset Management”) Conservative Growth Portfolio[4] – Class 2 Principal Global Investors, LLC	0.98%	14.94%	8.24%	7.98%
	SAM (“Strategic Asset Management”) Flexible Income Portfolio[4] – Class 2 Principal Global Investors, LLC	0.90%	6.43%	2.82%	3.73%
Bond	Columbia VP - Income Opportunities Fund – Class 1 Columbia Management Investment Advisers, LLC	0.64%*	5.90%	3.30%	4.44%
	SA American Century Inflation Managed Portfolio[5] – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.90%	1.58%	0.74%	1.31%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	2.06%	0.51%	2.62%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Bond (continued)	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.79%*	1.80%	0.06%	1.47%
	SA JPMorgan Ultra-Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.78%	5.08%	1.35%	0.96%
	SA PIMCO Global Bond Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.24%*	-1.59%	-3.12%	-0.79%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.97%	7.23%	4.98%	5.61%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.82%	0.90%	-0.92%	0.62%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	4.91%	2.25%	1.51%
Stock	Columbia VP - Large Cap Growth Fund – Class 1 Columbia Management Investment Advisers, LLC	0.72%	31.33%	17.48%	15.25%
	Equity Income Account[4] – Class 2 Principal Global Investors, LLC	0.73%	15.23%	8.15%	9.21%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.10%	34.56%	15.56%	13.88%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	15.72%	9.81%	8.53%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	20.60%	10.37%	9.05%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	24.95%	15.81%	15.67%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.15%*	9.49%	8.71%	7.35%
	SA American Funds Global Growth Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.95%*	13.25%	9.45%	10.43%
	SA American Funds Growth Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.86%*	31.30%	18.52%	16.27%
	SA American Funds Growth-Income Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.81%*	23.89%	12.70%	11.89%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.08%	7.61%	4.10%	5.21%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	18.41%	9.75%	9.72%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	11.67%	8.08%	7.89%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Stock (continued)	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.89%	20.06%	9.65%	10.79%
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.05%	16.00%	6.93%	8.14%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.04%*	28.24%	15.03%	13.45%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.46%*	10.23%	1.12%	3.24%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.83%	12.46%	8.23%	9.07%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.08%	21.38%	11.14%	8.76%
	SA JPMorgan Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.95%*	23.51%	12.51%	11.26%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.00%*	13.93%	10.81%	11.35%
	SA MFS Large Cap Growth Portfolio[6] – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.94%	35.39%	17.48%	14.59%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%*	19.35%	11.30%	10.95%
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	2.66%	3.49%	4.10%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	1.76%	2.74%	2.27%
	SA Putnam International Value Portfolio[7] – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.18%*	5.46%	6.77%	5.38%
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.97%	41.41%	16.69%	15.14%
	SAM (“Strategic Asset Management”) Strategic Growth Portfolio[4] – Class 2 Principal Global Investors, LLC	1.00%	16.68%	9.61%	8.79%
Volatility Control	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.02%	13.56%	5.71%	5.82%
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.05%	12.63%	5.53%	5.50%

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

1
On April 28, 2025, SA Allocation Growth Portfolio was renamed SA Allocation Aggressive Portfolio.

2
On April 28, 2025, SA Allocation Moderate Growth Portfolio was renamed SA Allocation Moderately Aggressive Portfolio.
3
Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
4
Available for investment if you purchased your contract through Chase Investment Services Corporation (formerly known as WaMu Investments, Inc.).
5
On April 28, 2025, SA American Century Inflation Protection Portfolio was renamed SA American Century Inflation Managed Portfolio.
6
On April 28, 2025, SA MFS Blue Chip Growth Portfolio was renamed SA MFS Large Cap Growth Portfolio.
7
On April 28, 2025, SA Putnam International Growth and Income Portfolio was renamed SA Putnam International Value Portfolio.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS
If you elected an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you elected, you may not be able to invest in certain investment options. If you did not elect any optional benefits, or if the only optional benefit you elected is a death benefit, your contract is not subject to investment requirements.
This section contains the investment requirements for the following optional Living Benefits that we are no longer offering to investors:
•
SunAmerica Income Plus, or SunAmerica Income Builder
•
MarketLock for Life
•
MarketLock Income Plus, MarketLock For Life Plus, or MarketLock For Life Plus +6% Option
•
MarketLock Income Plus, or MarketLock for Life Plus 7% Option
•
MarketLock For Life Plus +6% (Extensions), or MarketLock for Life Plus 7% (Extensions)
•
MarketLock Income Plus (Extensions for contracts issued between May 1, 2008 – May 3, 2009)
•
MarketLock Income Plus, MarketLock For Life Plus, or MarketLock for Life (Extensions)
Sunamerica INCOME PLUS
SunAmerica Income Builder
If you elected either the optional SunAmerica Income Plus Living Benefit with Flexible Allocation or the optional SunAmerica Income Builder Living Benefit with Flexible Allocation, the following investment requirements are applicable:
Flexible Allocation – Options 1-3
Option 1	10% Secure Value Account
90% in Allocation* 1, 2 or 3;
*Please see POLARIS PORTFOLIO
ALLOCATOR PROGRAM and 50%-50%
COMBINATION MODEL PROGRAM FOR
CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix
for the allocations for the formerly available
Polaris Portfolio Allocator Models.

Option 2	10% Secure Value Account
90% in one or more of the following
Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy

Option 3	10% Secure Value Account	90% SA JPMorgan Ultra-Short Bond Portfolio

Flexible Allocation – Build-Your-Own Option 4:
After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:
Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, and DCA Fixed Accounts	Minimum 20% Maximum 90%
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
DCA Fixed Accounts*
DCA 6-Month
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
B. Equity	Minimum 0% Maximum 70%
Columbia VP-Income
Opportunities Fund
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
Portfolio
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA Putnam International Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 10%	Columbia VP-Large Cap Growth Fund SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
*
You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

MarketLock For Life
If you elected the optional MarketLock For Life Living Benefit, the following investment requirements are applicable:
1
Invest 100% in one of the three available Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM and 50%-50% COMBINATION MODEL
PROGRAM FOR CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix for the
allocations for the formerly available Polaris Portfolio
Allocator Models.

2
Invest 100% in one or combination of the following Variable
Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy

3	Invest 100% in the SA JPMorgan Ultra-Short Bond
4	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity	Minimum 0% Maximum 70%
Columbia VP-Income
Opportunities Fund
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Balanced
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA Putnam International Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 10%	Columbia VP-Large Cap Growth Fund SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
*
You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

MarketLock Income Plus
MARKETLOCK for life PLUS
marketlock for life plus +6% option
If you elected either the optional MarketLock Income Plus (contracts issued on or after May 1, 2009) Living Benefit, the optional MarketLock For Life Plus (contracts issued on or after May 1, 2009) Living Benefit or the optional MarketLock For Life Plus +6% Option (contracts issued prior to May 1, 2009) Living Benefit, you must allocate your investment in one of four ways:
1	Invest 100% in the SA JPMorgan Ultra-Short Bond
2
Invest 100% in Allocation* 1, 2 or 3
*Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and
50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS
ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix
for the allocations for the formerly available Polaris Portfolio
Allocator Models.

3
Invest 100% in one or combination of the following Variable
Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SAM Balance

4	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20%* Maximum 100% *(30%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
DCA Fixed Accounts[1]
6-Month DCA
1-Year DCA
2-Year DCA (if available)
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity	Minimum 0% Maximum 80%** **(70%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)
Columbia VP-Income
Opportunities Fund
Equity Income Account[2]
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA Putnam International Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital
Appreciation
SAM Balanced[2]
SAM Conservative Balanced[2]
SAM Conservative Growth[2]
SAM Flexible Income[2]
SAM Strategic Growth[2]

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 20%*** ***(10%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)	Columbia VP-Large Cap Growth Fund SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
1
You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.
2
Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.).
MarketLock Income Plus
MARKETLOCK for life plus +7% Option
If you elected either the optional MarketLock Income Plus (contracts issued between May 1, 2008 and May 1, 2009) Living Benefit or the optional MarketLock For Life Plus +7% Option Living Benefit, you must allocate your investment in one of three ways:
1	Invest 100% in the SA JPMorgan Ultra-Short Bond
2
Invest 100% in one of the three available Allocations*:
Allocation 1, Allocation 2 or Allocation 3
*Please see POLARIS PORTFOLIO ALLOCATOR PROGRAM and
50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS
ISSUED PRIOR TO FEBRUARY 6, 2017 later in this Appendix
for the allocations for the formerly available Polaris Portfolio
Allocator Models.

3
Invest 100% in one or combination of the following Variable
Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy

MarketLock for life plus +6% and +7% extensionS
If your contract was issued between March 12, 2007 and May 1, 2009 and if you elected the optional MarketLock For Life Plus +6% Option Living Benefit, and have elected the first and second Extensions, you must allocate your assets in accordance with one of the following options:
Option 1
At least 50% in one or more of the following:
SA JPMorgan Ultra-Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following
Variable Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SAM Balanced[1]
[1] Only available for Polaris Choice III variable annuity and if you purchased your contract through Chase Investment
Services Corporation (formerly WaMu Investments, Inc.)

Option 2
25% in SA VCP Dynamic Allocation
25% in SA VCP Dynamic Strategy
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM and 50%-50% COMBINATION MODEL
PROGRAM FOR CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix for the
allocations for the formerly available Polaris Portfolio
Allocator Models.

Option 3	At least 50% in one or more of the following: SA JPMorgan Ultra-Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 10% Maximum 50%
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 40%
Columbia VP-Income
Opportunities Fund
Equity Income Account[1]
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA Putnam International Value
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA Wellington Capital
Appreciation
SAM Balanced[1]
SAM Conservative Balanced[1]
SAM Conservative Growth[1]
SAM Flexible Income[1]
SAM Strategic Growth[1]

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 10%	Columbia VP-Large Cap Growth Fund SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
1
Only available for Polaris Choice III variable annuity and if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

If your contract was issued between February 4, 2008 and May 3, 2009 and if you elected the optional MarketLock For Life Plus +7% Option Living Benefit, and have you elected the first and second Extensions, you must allocate your assets in accordance with one of the following options:
Option 1
At least 50% in one or more of the following:
SA JPMorgan Ultra-Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following
Variable Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SAM Balanced[1]
[1] Only available for Polaris Choice III variable annuity and if you purchased your contract through Chase Investment
Services Corporation (formerly WaMu Investments, Inc.)

Option 2
25% in SA VCP Dynamic Allocation
25% in SA VCP Dynamic Strategy
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM and 50%-50% COMBINATION MODEL
PROGRAM FOR CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix for the
allocations for the formerly available Polaris Portfolio
Allocator Models.

MarketLock income plus extensions
If your contract was issued between May 1, 2008 and May 3, 2009 and you elected the optional MarketLock Income Plus Living Benefit and if you elected first, second, and third Extensions, your assets must remain allocated in accordance with one of the following options:
Option 1
At least 50% in one or more of the following:
SA JPMorgan Ultra-Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggresive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return
SAM Balanced[1]
[1]Only available for Polaris Choice III variable annuity and if you purchased your contract through Chase Investment
Services Corporation (formerly WaMu Investments, Inc.)

Option 2
25% in SA VCP Dynamic Allocation
25% in SA VCP Dynamic Strategy
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
* Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM and 50%-50% COMBINATION MODEL
PROGRAM FOR CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix for the
allocations for the formerly available Polaris Portfolio
Allocator Models.

MarketLock income plus, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE extensionS
If you purchased a contract between May 4, 2009 and January 18, 2010 and you elected the optional MarketLock Income Plus or MarketLock For Life Plus Living Benefit or if you purchased a contract between May 4, 2009 and January 20, 2012 and you elected the optional MarketLock For Life Living Benefit and have elected the first, second and third Extensions, you must comply with investment requirements by allocating your investments in accordance with one of the four ways:
Option 1	Up to 100% in one or more of the following: SA JPMorgan Ultra-Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy
Option 2
At least 50% and up to 100% in one or more of the
following:
SA JPMorgan Ultra-Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in one or more of the following Variable
Portfolios:
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately Aggressive
SA American Funds Asset Allocation
SA JPMorgan Diversified Balanced
SA MFS Total Return

Option 3
25% SA VCP Dynamic Allocation and
25% SA VCP Dynamic Strategy and
50% in one of the following Allocations*:
Allocation 1, Allocation 2 or Allocation 3
*Please see POLARIS PORTFOLIO ALLOCATOR
PROGRAM and 50%-50% COMBINATION MODEL
PROGRAM FOR CONTRACTS ISSUED PRIOR TO
FEBRUARY 6, 2017 later in this Appendix for the
allocations for the formerly available Polaris Portfolio
Allocator Models.

Option 4
At least 50% and up to 100% in one or more of the
following:
SA JPMorgan Ultra-Short Bond
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
Up to 50% in accordance with the requirements outlined in
the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%
SA American Century Inflation
Managed
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
Fixed Accounts
1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 35%
Columbia VP-Income
Opportunities Fund
Columbia VP-Large Cap Growth
Fund
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund, Series II Shares
Invesco V.I. Comstock Fund,
Series II Shares
Invesco V.I. Growth and Income
Fund, Series II Shares
Lord Abbett Growth and Income
SA AB Growth
SA AB Small & Mid Cap Value
SA Allocation Aggressive
SA Allocation Balanced
SA Allocation Moderate
SA Allocation Moderately
Aggressive
SA American Funds Asset
Allocation
SA American Funds Global
Growth
SA American Funds Growth
SA American Funds
Growth-Income
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Large Cap Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA Putnam International Value
SA Wellington Capital
Appreciation

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 5%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
Effective on February 6, 2017, the Polaris Allocator Program is no longer offered.
If you invested in a Polaris Portfolio Allocator Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
Additionally, if you elected a living benefit which allowed Polaris Portfolio Allocator Models as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your living benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the table below (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.

Allocations (effective February 6, 2017)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3	Allocation 4
Invesco V.I. Comstock Fund	5.00%	5.00%	6.00%	8.00%
Invesco V.I. Growth and Income Fund	6.00%	7.00%	8.00%	8.00%
SA AB Growth	3.00%	4.00%	4.00%	6.00%
SA AB Small & Mid Cap Value	1.00%	1.00%	1.00%	2.00%
SA American Century Inflation Managed	5.00%	3.00%	2.00%	0.00%
SA American Funds Global Growth	2.00%	3.00%	4.00%	6.00%
SA American Funds Growth-Income	0.00%	0.00%	1.00%	4.00%
SA Federated Hermes Corporate Bond	10.00%	8.00%	7.00%	1.00%
SA Fidelity Institutional AM® Real Estate	0.00%	0.00%	0.00%	1.00%
SA Franklin BW U.S. Large Cap Value	4.00%	4.00%	4.00%	5.00%
SA Franklin Small Company Value	0.00%	2.00%	2.00%	1.00%
SA Franklin Systematic U.S. Large Cap Value	3.00%	3.00%	3.00%	5.00%
SA Janus Focused Growth	0.00%	1.00%	1.00%	2.00%
SA JPMorgan Emerging Markets	0.00%	1.00%	2.00%	2.00%
SA JPMorgan Equity-Income	6.00%	7.00%	8.00%	8.00%
SA JPMorgan Large Cap Core	3.00%	4.00%	4.00%	6.00%
SA JPMorgan MFS Core Bond	17.00%	13.00%	10.00%	5.00%
SA JPMorgan Ultra-Short Bond	2.00%	1.00%	0.00%	0.00%
SA MFS Large Cap Growth	2.00%	3.00%	4.00%	4.00%
SA MFS Massachusetts Investors Trust	6.00%	6.00%	7.00%	8.00%
SA Morgan Stanley International Equities	3.00%	3.00%	4.00%	5.00%
SA PIMCO Global Bond Opportunities	4.00%	4.00%	2.00%	2.00%
SA PIMCO RAE International Value	3.00%	3.00%	3.00%	4.00%
SA PineBridge High-Yield Bond	4.00%	3.00%	2.00%	0.00%
SA Wellington Capital Appreciation	3.00%	3.00%	4.00%	5.00%
SA Wellington Government and Quality Bond	8.00%	8.00%	7.00%	2.00%
Total	100%	100%	100%	100%
Effective on February 6, 2017, the Combination Model Program will no longer be offered.
If you invested in a Combination Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

* * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated April 28, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract Identifiers: C000124746, C000124754